Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Amortized cost	$ 107,272	$ 95,630
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	103,358	91,233
Non-investment grade	779	680
Impaired	150	150
Carrying amount of securities measured at FVOCI subject to impairment	104,287	92,063
Items not subject to impairment	977	828
Carrying amount of securities measured at FVOCI	105,264	92,891
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	77,328	76,035
Non-investment grade	1,051	1,114
Amount before allowance for credit losses	78,379	77,149
Allowance for credit losses	22	22
Amortized cost	78,357	77,127
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	103,173	91,177
Non-investment grade	779	680
Carrying amount of securities measured at FVOCI subject to impairment	103,952	91,857
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	77,328	76,035
Non-investment grade	779	898
Amount before allowance for credit losses	78,107	76,933
Allowance for credit losses	9	8
Amortized cost	78,098	76,925
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	185	56
Carrying amount of securities measured at FVOCI subject to impairment	185	56
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	272	216
Amount before allowance for credit losses	272	216
Allowance for credit losses	13	14
Amortized cost	259	202
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	150	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 150	$ 150